Financial risk management and fair value estimates (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Trade and other payables	$ 50,585	$ 45,532
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	149,329	145,088
Borrowings	165,663	231,724
Finance lease obligations	19,742	19,884
Derivative financial instruments	12,147	4,608
Total	346,881	401,304
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	8,542	8,504
Borrowings	127,726	124,084
Finance lease obligations	14,910	21,140
Derivative financial instruments	3,093	172
Total	154,271	153,900
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	21,971	17,195
Finance lease obligations	23,250	26,308
Derivative financial instruments	0	0
Total	45,221	43,503
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	32,525	17,432
Finance lease obligations	8,325	16,522
Derivative financial instruments	0	0
Total	40,850	33,954
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	0	643
Borrowings	108,583	184,016
Finance lease obligations	10,651	323
Derivative financial instruments	0	0
Total	119,234	184,982
Agricultural Business [Member]
Statement [Line Items]
Trade and other payables	157,871	154,235
Borrowings	456,468	574,451
Finance lease obligations	76,878	84,177
Derivative financial instruments	15,240	4,780
Total	$ 706,457	$ 817,643